Equity-Based Compensation Summary of Restricted Stock Units (Tables)	12 Months Ended
Dec. 31, 2012
Summary of stock options
Summary of the RSU activity
A summary of the RSU activity for 2012 follows:

(Restricted stock units in millions)	Number of restricted stock units	Weighted-average fair value per award
Non-vested at January 1	4.8	$33.02
Granted	1.5	49.41
Vested	(2.7)	25.91
Forfeited	(0.2)	40.41
Non-vested at December 31	3.4	$42.47

Schedule Of Share Based Compensation Information related Restricted Stock Units Activity [Table Text Block]	Information related to RSUs follows:

	2012	2011	2010
Pretax expense for RSUs	$46	$50	$39
After-tax expense for RSUs	30	32	25

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
A summary of the assumptions used in determining the fair value of stock options follows:

	2012	2011	2010
Expected volatility	35%	33%	31%
Expected option life in years	5.5	5.5	5.5
Expected dividend yield	2.0%	2.0%	2.0%
Risk-free interest rate	1.0 to .0.9%	2.2% to 1.4%	2.4% to 1.3%
Weighted-average fair value of stock options granted	$14.08	$14.56	$8.98

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of stock option activity follows:

(Options in millions)	Weighted-average price per option	Options	Weighted-average remaining contractual life in years	Aggregate intrinsic value
Outstanding at January 1, 2012	$36.84	13.1
Granted	51.77	0.8
Exercised	31.34	(3.0)
Forfeited and canceled	51.21	(0.1)
Outstanding at December 31, 2012	$39.45	10.8	4.2	$158

Exercisable at December 31, 2012	$37.78	9.5	3.6	$155
Reserved for future grants at December 31, 2012		21.0

Share Based Compensation Arrangement By Share Based Payment Award Information related to stock options [Table Text Block]
Information related to stock options follows:

	2012	2011	2010
Pretax expense for stock options	$7	$5	$11
After-tax expense for stock options	5	4	8
Proceeds from stock options exercised	95	71	157
Income tax benefit related to stock options exercised
Tax benefit classified in operating activities in the Consolidated Statements of Cash Flows	5	13	—
Excess tax benefit classified in financing activities in the Consolidated Statements of Cash Flows	13	33	—
Intrinsic value of stock options exercised	60	62	98
Total fair value of stock options vesting	$7	$5	$11

Stock options exercised, in millions of options	3.099	2.541	6.096